Stock-Based and Other Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation and Equity [Abstract]
Stock-Based and Other Compensation

Note 11. Equity and Stock-Based and Other Compensation

Stock-Based Compensation

The total compensation expense (net of forfeitures) for our stock-based compensation plans was $5.2 million and $2.5 million for the three months ended March 31, 2012 and 2011, respectively, all of which are included in General and administrative expenses in the consolidated financial statements. The tax benefit recognized by us related to these plans totaled $2.3 million and $1.1 million for the three months ended March 31, 2012 and 2011, respectively.

There has been no significant activity or changes to the terms and conditions of any of our stock-based compensation plans or arrangements during 2012, other than as described below.

2009 Share Incentive Plan

In January 2012, the compensation committee of our board of directors approved long-term incentive (“LTIP”) awards to key employees consisting of 168,900 restricted stock units (“RSUs”), which represent the right to receive shares of our common stock over time, and 162,400 performance stock units (“PSUs”), which represent the right to receive shares of our common stock based on the level of achievement during a specified performance period of one or more performance goals for the Company set by the independent Compensation Committee of our Board of Directors. The RSUs are scheduled to vest in equal annual installments over three years. Vesting of the PSUs is conditioned upon the extent that we achieve the performance goals during the performance period, which was set as January 1, 2012 through December 31, 2014. The ultimate number of shares to be issued upon vesting of PSUs will depend on the extent to which we meet the performance goals and can range from zero to three times the original “target” awards noted above. In February and March 2012, in connection with entering into employment agreements with two key officers, the Compensation Committee granted 42,000 PSUs and 78,000 RSUs to the officers that have the same terms and performance goals as noted above. Additionally, in January 2012, two investment officers received awards pursuant to their existing employment agreements, consisting of 120,000 PSUs, of which the vesting of 100,000 PSUs are subject to the same three-year performance goals set by the Compensation Committee and the vesting of 20,000 PSUs are subject to our Chief Executive Officer's discretion, based on the officers' performance in the next two years. As a result of the 2012 awards, we currently expect to recognize compensation expense totaling approximately $27.8 million over the vesting period, of which $1.6 million was recognized during the three months ended March 31, 2012. We will review our performance against these goals on an ongoing basis and update expectations as warranted.

Earnings Per Share

Under current authoritative guidance for determining earnings per share, all unvested share-based payment awards that contain non-forfeitable rights to distributions are considered to be participating securities and therefore are included in the computation of earnings per share under the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each class of common shares and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Our unvested RSUs contain rights to receive non-forfeitable distribution equivalents, and therefore we apply the two-class method of computing earnings per share. The calculation of earnings per share below excludes the income attributable to the unvested RSUs from the numerator. The following table summarizes basic and diluted earnings for the periods indicated (in thousands, except share amounts):

	Three Months Ended March 31,
	2012	2011
Net income attributable to W. P. Carey members	$12,290	$23,343
Allocation of distribution equivalents paid on unvested restricted stock units in excess of net income	(191)	(234)
Net income – basic	12,099	23,109
Income effect of dilutive securities, net of taxes	(24)	335
Net income – diluted	$12,075	$23,444

Weighted average shares outstanding – basic	40,037,496	39,738,207
Effect of dilutive securities	450,156	504,499
Weighted average shares outstanding – diluted	40,487,652	40,242,706

Securities included in our diluted earnings per share determination consist of stock options and restricted stock awards. Securities totaling 321,290 shares for the three months ended March 31, 2011 were excluded from the earnings per share computations above as their effect would have been anti-dilutive. These securities did not have any anti-dilutive effect during the prior year period. There were no such anti-dilutive securities during the three months ended March 31, 2012.

Note 14. Stock-Based and Other Compensation

Stock-Based Compensation

At December 31, 2011, we maintained several stock-based compensation plans as described below. The total compensation expense (net of forfeitures) for awards issued under these plans was $17.8 million, $7.4 million and $9.3 million for the years ended December 31, 2011, 2010 and 2009, respectively, all of which are included in General and administrative expenses in the consolidated financial instruments. Stock-based compensation expense for the year ended December 31, 2011 included an additional $4.5 million of compensation expense as a result of revising the expected vesting of PSUs granted during 2009 and 2010. Stock-based compensation expense for the year ended December 31, 2010 included net forfeitures of $2.0 million as a result of the resignation of two senior officers. The tax benefit recognized by us related to these awards totaled $7.8 million, $3.3 million and $4.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

2009 Incentive Plan and 1997 Incentive Plans

We maintain the 1997 Share Incentive Plan (as amended, the “1997 Incentive Plan”), which authorized the issuance of up to 6,200,000 shares of our common stock. In June 2009, our shareholders approved the 2009 Share Incentive Plan (the “2009 Incentive Plan”) to replace the 1997 Incentive Plan, except with respect to outstanding contractual obligations under the 1997 Incentive Plan, so that no further awards can be made under that plan. The 2009 Incentive Plan authorizes the issuance of up to 3,600,000 shares of our common stock, of which 1,102,605 were issued or reserved for issuance upon vesting of RSUs and PSUs at December 31, 2011. The 1997 Incentive Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options under the Code, (ii) performance shares or PSUs, (iii) dividend equivalent rights and (iv) restricted shares or RSUs. The 2009 Incentive Plan provides for the grant of (i) share options, (ii) restricted shares or RSUs, (iii) performance shares or PSUs, and (iv) dividend equivalent rights. The vesting of grants under both plans is accelerated upon a change in our control and under certain other conditions.

In December 2007, the Compensation Committee approved the long-term incentive plan (“LTIP”) and terminated further contributions to the Partnership Equity Unit Plan described below. The following table presents LTIP awards granted in the past three years:

2009 Incentive Plan			1997 Incentive Plan
Fiscal Year	RSUs awarded	PSUs Awarded	Fiscal Year	RSUs awarded	PSUs Awarded
2010	140,050	159,250	2009	126,050	152,000
2011 (a)	524,550	291,600

__________

(a)       Includes 340,000 RSUs and 100,000 PSUs issued in connection with entering into employment agreements with certain employees, and excludes 20,000 PSUs for which the terms and conditions were not determined at the time of grant.

As a result of issuing the LTIP awards, we currently expect to recognize compensation expense totaling approximately $47.9 million over the vesting period, of which $15.7 million, $5.7 million and $4.2 million was recognized during 2011, 2010 and 2009, respectively.

2009 Non-Employee Directors Incentive Plan and 1997 Non-Employee Directors' Plan

We maintain the 1997 Non-Employee Directors' Plan (the “1997 Directors' Plan”), which authorized the issuance of up to 300,000 shares of our Common Stock. In June 2007, the 1997 Director's Plan, which had been due to expire in October 2007, was extended through October 2017. In June 2009, our shareholders approved the 2009 Non-Employee Directors' Incentive Plan (the “2009 Directors' Plan”) to replace the 1997 Directors' Plan, except with respect to outstanding contractual obligations under the predecessor plan, so that no further awards can be made under that plan. The 1997 Directors' Plan provided for the grant of (i) share options, which may or may not qualify as incentive stock options, (ii) performance shares, (iii) dividend equivalent rights and (iv) restricted shares. The 2009 Directors' Plan authorizes the issuance of 325,000 shares of our common stock in the aggregate and initially provided for the automatic annual grant of RSUs with a total value of $50,000 to each director. In January 2011, the Compensation Committee approved an increase in the value of the annual grant to $70,000 per director, effective as of July 1, 2011. In the discretion of our board of directors, the awards may also be in the form of share options or restricted shares, or any combination of the permitted awards. At December 31, 2011, there were 64,905 shares issued or reserved for issuance upon vesting of RSUs under this plan.

Employee Share Purchase Plan

We sponsor an Employee Share Purchase Plan (“ESPP”) pursuant to which eligible employees may contribute up to 10% of compensation, subject to certain limits, to purchase our common stock. Employees can purchase stock semi-annually at a price equal to 85% of the fair market value at certain plan defined dates. Compensation expense under this plan for the years ended December 31, 2011, 2010 and 2009 was $0.6 million, $0.2 million and $0.4 million, respectively.

Partnership Equity Unit Plan

During 2003, we adopted a non-qualified deferred compensation plan (the “Partnership Equity Plan”, or “PEP”) under which a portion of any participating officer's cash compensation in excess of designated amounts was deferred and the officer was awarded Partnership Equity Plan Units (“PEP Units”). The value of each PEP Unit was intended to correspond to the value of a share of the CPA® REIT designated at the time of such award. During 2005, further contributions to the initial PEP were terminated and it was succeeded by a second PEP. As amended, payment under these plans will occur at the earlier of December 16, 2013 (in the case of the initial PEP) or twelve years from the date of award. The award is fully vested upon grant. Each of the PEPs is a deferred compensation plan and is therefore considered to be outside the scope of current accounting guidance for stock-based compensation and subject to liability award accounting. The value of each PEP Unit will be adjusted to reflect the underlying appraised value of the designated CPA® REIT. Additionally, each PEP Unit will be entitled to distributions equal to the distribution rate of the CPA® REIT. All issuances of PEP Units, changes in the fair value of PEP Units and distributions paid are included in our compensation expense.

The plans are carried at fair value each quarter and are subject to changes in the fair value of the PEP units. Compensation expense under these Plans for the years ended December 31, 2011, 2010 and 2009 was less than $0.1 million, $0.1 million and $0.2 million, respectively. Further contributions to the second PEP were terminated at December 31, 2007; however, this termination did not affect any awardees' rights pursuant to awards granted under this plan. In December 2008, participants in the PEPs were required to make an election to either (i) remain in the PEPs, (ii) receive cash for their PEP Units (available to former employees only) or (iii) convert their PEP Units to fully vested RSUs (available to current employees only) to be issued under the 1997 Incentive Plan on June 15, 2009. Substantially all of the PEP participants elected to receive cash or convert their existing PEP Units to RSUs. In January 2009, we paid $2.0 million in cash to former employee participants who elected to receive cash for their PEP Units. As a result of the election to convert PEP Units to RSUs, we derecognized $9.3 million of our existing PEP liability and recorded a deferred compensation obligation within W. P. Carey members' equity in the same amount during the second quarter of 2009. The PEP participants that elected RSUs received a total of 356,416 RSUs, which was equal to the total value of their PEP Units divided by the closing price of our common stock on June 15, 2009. The PEP participants electing to receive RSUs were required to defer receipt of the underlying shares of our common stock for a minimum of two years. While employed by us, these participants are entitled to receive dividend equivalents equal to the amount of dividends paid on the underlying common stock during the deferral period. At December 31, 2011, we are obligated to issue 108,441 shares of our common stock underlying these RSUs, which is recorded within W. P. Carey members' equity as a Deferred compensation obligation of $2.8 million. The remaining PEP liability pertaining to participants who elected to remain in the plans was $0.7 million at December 31, 2011.

Stock Options

Option activity and changes for all periods presented were as follows:

	Year Ended December 31, 2011
			Weighted
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Shares	Exercise Price	Term (in Years)	Intrinsic Value
Outstanding at beginning of year	1,699,701	$28.57
Exercised	(449,660)	27.71
Forfeited / Expired	(42,000)	32.85
Outstanding at end of year	1,208,041	$28.73	3.29	$14,582,357
Vested and expected to vest at end of year	1,194,123	$28.81	3.29	$14,484,260
Exercisable at end of year	959,779	$28.36	2.95	$12,073,268

	Years Ended December 31,
	2010			2009
			Weighted			Weighted
			Average			Average
			Remaining			Remaining
		Weighted	Contractual		Weighted	Contractual
		Average	Term		Average	Term
	Shares	Exercise Price	(in Years)	Shares	Exercise Price	(in Years)
Outstanding at beginning of year	2,255,604	$27.55		2,543,239	$27.16
Exercised	(399,507)	22.26		(201,701)	22.29
Forfeited / Expired	(156,396)	30.24		(85,934)	28.46
Outstanding at end of year	1,699,701	$28.57	4.26	2,255,604	$27.55	4.80
Exercisable at end of year	1,231,683	$27.86		2,220,902	$27.50

Options granted under the 1997 Incentive Plan generally have a 10-year term and generally vest in four equal annual installments. Options granted under the 1997 Directors' Plan have a 10-year term and vest generally over three years from the date of grant. We have not issued option awards since 2008. The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $4.6 million, $2.8 million and $1.0 million, respectively.

At December 31, 2011, approximately $24.4 million of total unrecognized compensation expense related to nonvested stock-based compensation awards was expected to be recognized over a weighted-average period of approximately 2.3 years.

We have the ability and intent to issue shares upon stock option exercises. Historically, we have issued authorized but unissued common stock to satisfy such exercises. Cash received from stock option exercises and purchases under the ESPP during the years ended December 31, 2011, 2010 and 2009 was $1.2 million, $3.7 million and $1.5 million, respectively.

Restricted and Conditional Awards

Nonvested restricted stock, RSUs and PSUs at December 31, 2011 and changes during the years ended December 31, 2011 and 2010 were as follows:

	Restricted Stock and RSU Awards		PSU Awards
		Weighted Average		Weighted Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Nonvested at January 1, 2009	454,452	$30.50	90,469	$37.88
Granted	159,362	23.97	152,000	30.42
Vested (a)	(194,741)	29.77	-	-
Forfeited	(37,195)	23.00	(20,625)	32.33
Adjustment (b)	-	-	(51,469)	26.50
Nonvested at December 31, 2009	381,878	28.87	170,375	32.33
Granted	156,682	28.34	159,250	36.16
Vested (a)	(175,225)	28.58	-	-
Forfeited	(99,515)	29.75	(65,725)	36.26
Adjustment (b)	-	-	(19,906)	28.49
Nonvested at December 31, 2010	263,820	28.42	243,994	36.18
Granted	541,890	34.65	291,600	46.66
Vested (a)	(162,437)	30.48	(48,925)	39.78
Forfeited	(18,480)	29.32	(14,055)	42.14
Adjustment (b)	-	-	200,814	22.65
Nonvested at December 31, 2011	624,793	$33.26	673,428	$36.30

____________

  The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 was $6.9 million, $5.0 million and $7.2 million, respectively.
  Vesting and payment of the PSUs is conditional on certain company and market performance goals being met during the relevant three-year performance period. The ultimate number of PSUs to be vested will depend on the extent to which the performance goals are met and can range from zero to three times the original awards. Pursuant to a review of our current and expected performance versus the performance goals, we revised our estimate of the ultimate number of certain of the PSUs to be vested. As a result, we recorded an adjustment in 2011, 2010 and 2009 to reflect the number of shares expected to be issued when the PSUs vest.

At the end of each reporting period, we evaluate the ultimate number of PSUs we expect to vest based upon the extent to which we have met and expect to meet the performance goals and where appropriate revise our estimate and associated expense. We do not adjust the associated expense for revision on PSUs expected to vest based on market performance. Upon vesting, the RSUs and PSUs may be converted into shares of our common stock. Both the RSUs and PSUs carry dividend equivalent rights. Dividend equivalent rights on RSUs are paid in cash on a quarterly basis whereas dividend equivalent rights on PSUs accrue during the performance period and may be converted into additional shares of common stock at the conclusion of the performance period to the extent the PSUs vest. Dividend equivalent rights are accounted for as a reduction to retained earnings to the extent that the awards are expected to vest. For awards that are not expected to vest or do not ultimately vest, dividend equivalent rights are accounted for as additional compensation expense.

Other Compensation

Profit-Sharing Plan

We sponsor a qualified profit-sharing plan and trust that generally permits all employees, as defined by the plan, to make pre-tax contributions into the plan. We are under no obligation to contribute to the plan and the amount of any contribution is determined by and at the discretion of our board of directors. Our board of directors can authorize contributions to a maximum of 15% of an eligible participant's compensation, limited to less than $0.1 million annually per participant. For the years ended December 31, 2011, 2010 and 2009, amounts expensed for contributions to the trust were $3.8 million, $3.3 million and $3.3 million, respectively, which were included in General and administrative expenses in the accompanying consolidated financial statements. The profit-sharing plan is a deferred compensation plan and is therefore considered to be outside the scope of current accounting guidance for stock-based compensation.

Other

We have employment contracts with certain senior executives. These contracts provide for severance payments in the event of termination under certain conditions including a change of control. During 2011, 2010 and 2009, we recognized severance costs totaling approximately $0.4 million, $1.1 million and $1.7 million, respectively, related to several former employees who did not have employment contracts. Such costs are included in General and administrative expenses in the accompanying consolidated financial statements.